Advances from the Federal Home Loan Bank (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Federal Home Loan Banks [Abstract]
2020	$ 66,189
2021	142
2022	107
2023	79
2024	59
2025	43
2026	31
2027-2032	53
Advances from the Federal Home Loan Bank	$ 66,703